Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Trading Symbol	nlft
Essential 40 Stock Fund Class I Shares
Shareholder Report [Line Items]
Fund Name	Essential 40 Stock Fund
Class Name	Class I
Trading Symbol	ESSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Essential 40 Stock Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.essential40stockfund.com. You can also request this information by contacting us at 1-844-767-3863.
Additional Information Phone Number	1-844-767-3863
Additional Information Website	www.essential40stockfund.com
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	How has the Fund performed since inception? Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/11/2014)
Essential 40 Stock Fund	23.83%	12.92%	6.85%
S&P 500® Index	28.19%	15.80%	12.60%
Essential 40 Stock Index Total Return	24.90%	13.70%	13.23%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Effective 12/04/2017, the fund changed its investment strategy.

The Essential 40 Stock Index™ Total Return, is an index of companies providing goods and services that are deemed essential to the American economy and way of life.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 63,014,840
Holdings Count | Integer	42
Advisory Fees Paid, Amount	$ 85,995
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$63,014,840
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$85,995
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Eli Lilly & Company	3.1%
Meta Platforms, Inc., A	3.1%
Alphabet, Inc., Class A	2.9%
Delta Air Lines, Inc.	2.9%
Costco Wholesale Corporation	2.9%
Chubb Ltd.	2.8%
Amazon.com, Inc.	2.8%
Waste Management, Inc.	2.8%
JPMorgan Chase & Company	2.8%
Exxon Mobil Corporation	2.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Eli Lilly & Company	3.1%
Meta Platforms, Inc., A	3.1%
Alphabet, Inc., Class A	2.9%
Delta Air Lines, Inc.	2.9%
Costco Wholesale Corporation	2.9%
Chubb Ltd.	2.8%
Amazon.com, Inc.	2.8%
Waste Management, Inc.	2.8%
JPMorgan Chase & Company	2.8%
Exxon Mobil Corporation	2.8%

Material Fund Change [Text Block]	Material Fund Changes No material changes occured during the year ended May 31, 2024.